Net Financial Income and Costs	12 Months Ended
Dec. 31, 2023
Net Financial Income and Costs
Net Financial Income and Costs

13. Net Financial Income and Costs

An analysis of financial income and financial costs is as follows:

	For the year ended
	December 31,
	2021	2022	2023
Financial income
Financial income	43	2,363	7,612
Total financial income	43	2,363	7,612
Financial costs
Amortization and write-off of deferred loan issuance costs	5,394	4,794	8,878
Interest expense on loans	30,114	40,879	53,694
Interest expense on leases	333	1,668	3,785
Commitment fees	304	68	—
Other financial costs including bank commissions	1,152	230	703
Total financial costs	37,297	47,639	67,060

In the year ended December 31, 2023, an amount of $5,831 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of all the Partnership’s loans (Note 7) was included in Amortization and write - off of deferred loan issuance costs (December 31, 2022: $654 in connection with the termination of the GAS-twenty Ltd. and the GAS-twenty one Ltd. advances of GasLog Partners $260.3M Facility and GasLog Partners $193.7M Facility, December 31, 2021: $604 in connection with the termination of the GAS-three Ltd. advance of the 2019 GasLog Partners Facility).